leases (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	CAD 1,646	CAD 1,715
Commitments under operating leases for occupancy costs	816	869
1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	224	217
2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	203	198
3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	182	183
4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	160	160
5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	135	138
Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	742	819
Real estate and vehicle
Disclosure of operating leases by lessee
Operating lease expenses	191	176
Leased real estate
Disclosure of operating leases by lessee
Occupancy costs	128	133
Arms-length lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	1,381	1,445
Arms-length lessors | 1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	218	211
Arms-length lessors | 2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	191	192
Arms-length lessors | 3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	169	171
Arms-length lessors | 4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	147	147
Arms-length lessors | 5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	122	125
Arms-length lessors | Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	534	599
Related party lessors
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	265	270
Related party lessors | 1 year hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	6	6
Related party lessors | 2 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	12	6
Related party lessors | 3 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	13	12
Related party lessors | 4 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	13	13
Related party lessors | 5 years hence
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	13	13
Related party lessors | Thereafter
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	CAD 208	CAD 220
Related party lessors | Office premises
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments due for certain leases expressed as a percentage of total leases	33.00%	34.00%
The number of the largest leases in total leases	5
Weighted average term of leases	13 years	14 years
Related party lessors | Wireless site leases
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments due for certain leases expressed as a percentage of total leases	29.00%	30.00%
Weighted average term of leases	17 years	17 years
Real estate joint ventures with related parties
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	CAD 109	CAD 112
Future minimum lease payments due under operating leases expressed as a percentage of the total leases	100.00%	100.00%
Partners' economic interest in real estate joint ventures with related parties
Operating leases, future minimum payments due, fiscal year maturity
Future minimum lease payments under operating leases	CAD 156	CAD 158